UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, D.C. 20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED
MANAGEMENT INVESTMENT COMPANY

Investment Company Act file number		811-8338

Western Asset Emerging Markets Floating Rate Fund Inc.
(Exact name of registrant as specified in charter)

125 Broad Street, New York, NY		10004
(Address of principal executive offices)		(Zip code)

Robert I. Frenkel, Esq. Legg Mason & Co., LLC 300 First Stamford Place Stamford, CT 06902
(Name and address of agent for service)

Registrant's telephone number, including area code:		1-800-451-2010

Date of fiscal year end:	February 28

Date of reporting period:	November 30, 2006

WESTERN ASSET EMERGING MARKETS

FLOATING RATE FUND INC.

FORM N-Q

November 30, 2006

ITEM 1.                  SCHEDULE OF INVESTMENTS

Western Asset Emerging Markets Floating Rate Fund Inc.

Schedule of Investments  (unaudited)

November 30, 2006

Face Amount	Security	Value
SOVEREIGN BONDS — 73.6%
Argentina — 3.7%
	Republic of Argentina:
$1,012,500	5.590% due 8/3/12 (a)	$945,967
1,557,492	Discount Notes, 8.280% due 12/31/33	1,590,200

	Total Argentina	2,536,167

Brazil — 14.9%
	Federative Republic of Brazil:
6,848,000	11.000% due 8/17/40	9,109,552
1,182,791	MYDFA, 6.250% due 9/15/07 (a)(b)	1,182,791

	Total Brazil	10,292,343

Colombia — 4.3%
	Republic of Colombia:
2,000,000	8.940% due 3/17/13 (a)(b)	2,210,000
740,000	7.175% due 11/16/15 (a)	765,900

	Total Colombia	2,975,900

Ecuador — 1.2%
865,000	Republic of Ecuador, 10.000% due 8/15/30 (b)	808,775

Mexico — 12.5%
	United Mexican States:
479,000	7.500% due 1/14/12	527,259
	Medium-Term Notes:
800,000	5.625% due 1/15/17	804,800
	Series A:
7,200,000	6.073% due 1/13/09 (a)(c)	7,268,400
60,000	7.500% due 4/8/33	71,235

	Total Mexico	8,671,694

Panama — 3.1%
2,010,000	Republic of Panama, 7.250% due 3/15/15	2,169,795

Peru — 4.2%
2,929,800	Republic of Peru, PDI, 5.000% due 3/7/17 (a)	2,907,827

Philippines — 1.6%
	Republic of the Philippines:
510,000	10.625% due 3/16/25 (c)	720,375
370,000	7.750% due 1/14/31	411,394

	Total Philippines	1,131,769

Russia — 13.8%
	Russian Federation:
2,566,707	8.250% due 3/31/10 (b)	2,693,759
6,022,000	5.000% due 3/31/30 (b)	6,853,789

	Total Russia	9,547,548

Turkey — 3.8%
	Republic of Turkey:
1,125,000	11.500% due 1/23/12	1,375,313
800,000	11.875% due 1/15/30 (c)	1,220,000

	Total Turkey	2,595,313

Uruguay — 1.8%
1,182,134	Republic of Uruguay, Bonds, 7.625% due 3/21/36	1,267,839

See Notes to Schedule of Investments.

1

Western Asset Emerging Markets Floating Rate Fund Inc.

Schedule of Investments  (unaudited) (continued)

November 30, 2006

Face Amount	Security	Value
Venezuela — 8.7%
	Bolivarian Republic of Venezuela:
$322,000	7.650% due 4/21/25	$340,273
	Collective Action Securities:
2,500,000	6.374% due 4/20/11 (a)(b)	2,490,625
1,119,000	9.375% due 1/13/34	1,428,963
1,785,500	DCB, Series DL, 6.438% due 12/18/07 (a)	1,787,732

	Total Venezuela	6,047,593

	TOTAL SOVEREIGN BONDS (Cost — $48,561,404)	50,952,563

CORPORATE BONDS & NOTES — 14.1%
Brazil — 0.8%
471,000	Vale Overseas Ltd., Notes, 8.250% due 1/17/34	561,266

Germany — 4.2%
2,450,000	Morgan Stanley Bank AG for OAO Gazprom, Loan Participation Notes, 9.625% due 3/1/13 (b)	2,930,200

Mexico — 5.2%
160,000	Banco Mercantil del Norte SA, Bonds, 6.135% due 10/13/16 (a)(b)	162,957
	Grupo Transportacion Ferroviaria Mexicana SA de CV, Senior Notes:
100,000	9.375% due 5/1/12	107,500
20,000	12.500% due 6/15/12	21,850
3,310,000	Pemex Project Funding Master Trust, Senior Notes, 5.991% due 12/3/12 (a)(b)	3,324,067

	Total Mexico	3,616,374

Russia — 2.9%
160,000	Gazprom, Loan Participation Notes, 6.212% due 11/22/16 (b)	161,400

1,230,000	Russian Agricultural Bank, Notes, 7.175% due 5/16/13 (b)	1,305,337
490,000	TNK-BP Finance SA, 7.500% due 7/18/16 (b)	518,661

	Total Russia	1,985,398

Venezuela — 1.0%
710,000	Petrozuata Finance Inc., 8.220% due 4/1/17 (b)	692,250

	TOTAL CORPORATE BONDS & NOTES (Cost — $9,615,304)	9,785,488

	TOTAL INVESTMENTS BEFORE SHORT-TERM INVESTMENT (Cost — $58,176,708)	60,738,051
SHORT-TERM INVESTMENT — 12.3%
Repurchase Agreement — 12.3%
8,480,000	Nomura Securities International Inc. tri-party repurchase agreement dated 11/30/06, 5.280% due 12/1/06; Proceeds at maturity - $8,481,244; (Fully collateralized by U.S. government agency and U.S. Treasury obligations, 3.875% to 8.750% due 11/03/09 to 4/15/29; Market value - $8,649,649) (Cost — $8,480,000) (d)	8,480,000

	TOTAL INVESTMENTS — 100.0% (Cost — $66,656,708#)	$69,218,051

See Notes to Schedule of Investments.

2

Western Asset Emerging Markets Floating Rate Fund Inc.

Schedule of Investments  (unaudited) (continued)

November 30, 2006

(a)	Variable rate security. Interest rate disclosed is that which is in effect at November 30, 2006.
(b)

Security is exempt from registration under Rule 144A of the Securities Act of 1933. This security may be resold in transactions that are exempt from registration, normally to qualified institutional buyers. This security has been deemed liquid pursuant to guidelines approved by the Board of Directors, unless otherwise noted.

(c)	All or a portion of this security is held by the counterparty as collateral for open reverse repurchase agreements.
(d)	All or a portion of this security is segregated for swap contracts and reverse repurchase agreements.

#	Aggregate cost for federal income tax purposes is substantially the same.

Abbreviations used in this schedule:
DCB - Debt Conversion Bond
MYDFA - Multi-Year Depository Facility Agreement
PDI - Past Due Interest

See Notes to Schedule of Investments.

3

Notes to Schedule of Investments (unaudited)

1. Organization and Significant Accounting Policies

Western Asset Emerging Markets Floating Rate Fund Inc. (formerly known as Salomon Brothers Emerging Markets Floating Rate Fund Inc.) (the “Fund”) was incorporated in and is registered as a non-diversified, closed-end management investment company under the Investment Company Act of 1940, as amended (the "1940 Act"). The Fund seeks to maintain a high level of current income by investing at least 80% of its net assets plus any borrowings for investment purposes in floating rate debt securities of emerging market sovereign and corporate issuers, including fixed rate securities with respect to which the Fund has entered into interest rate swaps to effectively convert the fixed rate interest payments received into floating rate interest payments. As a secondary objective, the Fund seeks capital appreciation.

The following are significant accounting policies consistently followed by the Fund and are in conformity with U.S. generally accepted accounting principles (“GAAP”).

(a) Investment Valuation. Debt securities are valued at the mean between the bid and asked prices provided by an independent pricing service that are based on transactions in debt obligations, quotations from bond dealers, market transactions in comparable securities and various other relationships between securities. Publicly traded foreign government debt securities are typically traded internationally in the over-the-counter market, and are valued at the mean between the bid and asked prices as of the close of business of that market. Equity securities for which market quotations are available are valued at the last sale price or official closing price on the primary market or exchange on which they trade. When prices are not readily available, or are determined not to reflect fair value, such as when the value of a security has been significantly affected by events after the close of the exchange or market on which the security is principally traded, but before the Fund calculates its net asset value, the Fund may value these investments at fair value as determined in accordance with the procedures approved by the Fund’s Board of Directors. Short-term obligations with maturities of 60 days or less are valued at amortized cost, which approximates market value.

(b) Repurchase Agreements. When entering into repurchase agreements, it is the Fund’s policy that its custodian or a third party custodian take possession of the underlying collateral securities, the market value of which at least equals the principal amount of the repurchase transaction, including accrued interest. To the extent that any repurchase transaction exceeds one business day, the value of the collateral is marked-to-market to ensure the adequacy of the collateral. If the seller defaults, and the market value of the collateral declines or if bankruptcy proceedings are commenced with respect to the seller of the security, realization of the collateral by the Fund may be delayed or limited.

(c) Reverse Repurchase Agreements. The Fund may enter into reverse repurchase agreements in which the Fund sells portfolio securities and agrees to repurchase them from the buyer at a specified date and price. Whenever the Fund enters into a reverse repurchase agreement, the Fund’s custodian delivers liquid assets to the counterparty in an amount at least equal to the repurchase price (including accrued interest). The Fund pays interest on amounts obtained pursuant to reverse repurchase agreements. Reverse repurchase agreements are considered to be borrowings, which may create leverage risk to the Fund.

(d) Interest Rate Swaps. In order to manage interest rate sensitivity (duration), the Fund has entered into an interest rate swap agreement with JPMorgan Chase Bank (counterparty) pursuant to which, the Fund has guaranteed to make semi-annual payments to the counterparty at predetermined fixed rates, in exchange for floating payments from the counterparty at the 6-month LIBOR, based on notional principal amount. During the term of the outstanding swap agreement, changes in the underlying value of the swap are recorded as unrealized gains or losses.

(e) Loan Participations. The Fund may invest in loans arranged through private negotiation between one or more financial institutions. The Fund’s investment in any such loan may be in the form of a participation in or an assignment of the loan. In connection with purchasing participations, the Fund generally will have no right to enforce compliance by the borrower with the terms of the loan agreement relating to the loan, nor any rights of set-off against the borrower and the Fund may not benefit directly from any collateral supporting the loan in which it has purchased the participation.

The Fund assumes the credit risk of the borrower, the lender that is selling the participation and any other persons interpositioned between the Fund and the borrower. In the event of the insolvency of the lender selling the participation, the Fund may be treated as a general creditor of the lender and may not benefit from any set-off between the lender and the borrower.

(f) Foreign Currency Translation. Investment securities and other assets and liabilities denominated in foreign currencies are translated into U.S. dollar amounts based upon prevailing exchange rates on the date of valuation. Purchases and sales of investment securities and income and expense items denominated in foreign currencies are translated into U.S. dollar amounts based upon prevailing exchange rates on the respective dates of such transactions.

Foreign security and currency transactions may involve certain considerations and risks not typically associated with those of U.S. dollar denominated transactions as a result of, among other factors, the possibility of lower levels of governmental supervision and regulation of foreign securities markets and the possibility of political or economic instability.

(g) Credit and Market Risk. The Fund invests in high yield and emerging market instruments that are subject to certain credit and market risks. The yields of high yield and emerging market debt obligations reflect, among other things, perceived credit and market risks. The Fund’s investment in securities rated below investment grade typically involve risks not associated with higher rated securities including, among others, greater risk related to timely and ultimate payment of interest and principal, greater market price volatility and less liquid secondary market trading. The consequences of political, social, economic or diplomatic changes may have disruptive effects on the market prices of investments held by the Fund. The Fund’s investment in non-dollar denominated securities may also result in foreign currency losses caused by devaluations and exchange rate fluctuations.

(h) Security Transactions. Security transactions are accounted for on a trade date basis.

2. Investments

At November 30, 2006, the aggregate gross unrealized appreciation and depreciation of investments for federal income tax purposes were substantially as follows:

Gross unrealized appreciation	$2,712,382
Gross unrealized depreciation	(151,039)
Net unrealized appreciation	$2,561,343

Transactions in reverse repurchase agreements for the Fund during the period ended November 30, 2006 were as follows:

Average	Weighted	Maximum
Daily	Average	Amount
Balance	Interest Rate	Outstanding
$6,809,196	4.03%	$10,260,000

Interest rates on reverse repurchase agreements ranged from 0.20% to 5.00% during the period ended November 30, 2006.

At November 30, 2006, the Fund had the following open reverse repurchase agreements:

Face
Amount	Security	Value
$644,946	Reverse Repurchase Agreement with Credit Suisse First Boston, dated 11/01/06 bearing 5.000% to be repurchased at $649,425 on 12/20/06, collateralized by: $510,000 Republic of the Philippines, 10.625% due 03/16/25; Market value (including accrued interest) - $724,866	$644,946
1,118,817	Reverse Repurchase Agreement with Deutsche Bank Securities Inc., dated 11/16/06 bearing 2.750% to be repurchased at a date and an amount to be determined, collateralized by: $800,000 Republic of Turkey, 11.875% due 01/15/30; Market value (including accrued interest) - $1,227,745	1,118,817
5,665,379	Reverse Repurchase Agreement with JPMorgan Chase & Co., dated 10/17/06 bearing 4.850% to be repurchased at a date and an amount to be determined, collateralized by: $5,600,000 United Mexican States, Medium-Term Notes, 6.073% due 01/13/09; Market value (including accrued interest) - $5,681,543	5,665,379

	Total Reverse Repurchase Agreements (Proceeds — $7,429,142)	$7,429,142

4

At November 30, 2006, the Fund held the following interest rate swap contracts:

Swap Counterparty:	JPMorgan Chase Bank NA
Effective Date:	12/29/04
Notional Amount:	$16,000,000
Payments Made by Fund:	Fixed Rate 6.130%
Payments Received by Fund:	Floating Rate (6 Month LIBOR)
Termination Date:	12/28/10
Unrealized Depreciation	$(750,981)

Swap Counterparty:	JPMorgan Chase Bank NA
Effective Date:	3/3/05
Notional Amount:	$17,000,000
Payments Made by Fund:	Fixed Rate 4.805%
Payments Received by Fund:	Floating Rate (6 Month LIBOR)
Termination Date:	3/3/15
Unrealized Appreciation	$110,668

ITEM 2.                                                     CONTROLS AND PROCEDURES.

(a)                                  The registrant’s principal executive officer and principal financial officer have concluded that the registrant’s disclosure controls and procedures (as defined in Rule 30a- 3(c) under the Investment Company Act of 1940, as amended (the “1940 Act”)) are effective as of a date within 90 days of the filing date of this report that includes the disclosure required by this paragraph, based on their evaluation of the disclosure controls and procedures required by Rule 30a-3(b) under the 1940 Act and 15d-15(b) under the Securities Exchange Act of 1934.

(b)                                 There were no changes in the registrant’s internal control over financial reporting (as defined in Rule 30a-3(d) under the 1940 Act) that occurred during the registrant’s last fiscal quarter that have materially affected, or are likely to materially affect the registrant’s internal control over financial reporting.

ITEM 3.                                                     EXHIBITS.

Certifications pursuant to Rule 30a-2(a) under the Investment Company Act of 1940, as amended, are attached hereto.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

Western Asset Emerging Markets Floating Rate Fund Inc.

By	/s/ R. Jay Gerken
R. Jay Gerken
Chief Executive Officer

Date	January 29, 2007

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By:	/s/ R. Jay Gerken
R. Jay Gerken
Chief Executive Officer

Date:	January 29, 2007

By:	/s/ Frances M. Guggino
Frances M. Guggino
Chief Financial Officer

Date:	January 29, 2007